Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income for the year	$ 120,815	$ 94,104	$ 121,191
Items that may be reclassified to the income statement:
Currency translation adjustment	(533)	(1,856)	(3,378)
Currency translation adjustment – non-controlling interests	(459)	1,284	(88)
Total comprehensive income	119,823	93,532	117,725
Attributable to:
Owners of the Company	117,867	91,101	119,098
Non-controlling interests	$ 1,956	$ 2,431	$ (1,373)